Fixed Assets And Asset Retirement Obligations (Schedule Of Fixed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,899,058	$ 1,327,974
Accumulated depreciation	(268,057)	(199,230)
Net fixed assets	1,631,001	1,128,744
Pipelines And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	466,613	338,920
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	376,672	173,092
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	18,479	19,140
Marine Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	731,016	554,679
Land, Buildings And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	38,037	30,170
Office Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,696	5,633
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	222,233	183,037
Property, Plant And Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 39,312	$ 23,303